Cryptocurrencies - Schedule of Activity in Cryptocurrency Holdings (Details) - DevvStream Corp [Member] - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Schedule of Activity in Cryptocurrency Holdings [Line Items]
Beginning Balance
Purchases			5,125,100
Sales			(100)
Staking income earned	$ 15,687		55,932
Fair value loss	(329,371)		(2,442,443)
Ending Balance	2,738,489		2,738,489
Bitcoin [Member]
Schedule of Activity in Cryptocurrency Holdings [Line Items]
Beginning Balance
Purchases			2,562,500
Sales
Staking income earned
Fair value loss			(866,328)
Ending Balance	1,696,172		1,696,172
Solana [Member]
Schedule of Activity in Cryptocurrency Holdings [Line Items]
Beginning Balance
Purchases			2,562,500
Sales
Staking income earned			55,932
Fair value loss			(1,576,115)
Ending Balance	1,042,317		1,042,317
USDC [Member]
Schedule of Activity in Cryptocurrency Holdings [Line Items]
Beginning Balance
Purchases			100
Sales			(100)
Staking income earned
Fair value loss
Ending Balance